November 28, 2007



Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

     Re:  Insured Municipals Income Trust and Investors' Quality
          Tax-Exempt Trust, Multi-Series 259

          File No. 33-61743   CIK #896917

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on November 21, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.